SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Jan. 01, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Prepayments And Other Current Assets
Advance to suppliers		¥ 60,721		¥ 82,482
Deposits		11,417		15,798
Staff advances		902		938
Deductible input VAT		25,975		20,391
Receivables from third party payment platforms		1,387		10,364
Others		7,727		6,692
Prepayments and Other Current Assets	$ 15,679	¥ 108,129	¥ 134,002	¥ 136,665